Fees Summary	Sep. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 361,186,000.00
Previously Paid Amount	0.00
Total Fee Amount	55,297.58
Total Offset Amount	0.00
Net Fee	55,297.58
Narrative - Max Aggregate Offering Price	$ 361,186,000.00
Final Prospectus	true